Intangible assets	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 11 – Intangible assets

Intangible assets consisted of the following:

	June 30, 2013	June 30, 2012
Land use rights	$2,536,555	$2,483,253
Mining rights	43,917,745	42,994,875
Total intangible assets	46,454,300	45,478,128
Accumulated amortization – land use rights	(669,369)	(586,323)
Accumulated depletion – mining rights	(13,540,860)	(13,256,318)
Total intangible assets, net	$32,244,071	$31,635,487

Amortization expense for the years ended June 30, 2013 and 2012 amounted to $69,371, and $68,544, respectively. Depletion expense for the years ended June 30, 2013 and 2012 amounted to $0 and $371,327, respectively. Depletion expense was charged to cost of revenue in the period incurred using the unit-of-production method. No depletion was incurred due to the shutdown of all coal mine operations since September 2011.

Amortization expense of the land use rights for the next five years and thereafter is as follows:

Year ending June 30,	Amortization expense
2014	$69,371
2015	69,371
2016	69,371
2017	69,371
2018	69,371
Thereafter	1,520,331
Total	$1,867,186